Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of groups and measurement bases of financial assets and financial liabilities
As of December 31, 2024
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	327	-	-
Short-term investments and deposits	-	115	-	-
Trade receivables	-	1,260	-	-
Other receivables	-	33	-	-
Foreign currency derivative designated as economic hedge	12	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	4	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	3	-	-	-
Other non-current assets	-	20	-	-
Total financial assets	19	1,755	-	-
Current liabilities
Short term debt	-	-	-	(384)
Trade payables	-	-	-	(1,002)
Other current liabilities	-	-	-	(156)
Foreign currency derivative designated as economic hedge	-	-	(11)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(1,909)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(4)	-
Other non- current liabilities	-	-	-	(41)
Total financial liabilities	-	-	(18)	(3,492)
Total financial instruments, net	19	1,755	(18)	(3,492)

As of December 31, 2023
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	420	-	-
Short-term investments and deposits	-	172	-	-
Trade receivables	-	1,376	-	-
Other receivables	-	94	-	-
Foreign currency derivative designated as economic hedge	43	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	10	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	1	-	-	-
Other non-current assets	-	22	-	-
Total financial assets	54	2,084	-	-
Current liabilities
Short term debt	-	-	-	(858)
Trade payables	-	-	-	(912)
Other current liabilities	-	-	-	(180)
Foreign currency derivative designated as economic hedge	-	-	(4)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(1,829)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(7)	-
Other non- current liabilities	-	-	-	(41)
Total financial liabilities	-	-	(14)	(3,820)
Total financial instruments, net	54	2,084	(14)	(3,820)

Schedule of maximum credit exposure
As of December 31
Carrying amount ($ millions)
2024	2023

Cash and cash equivalents	327	420
Short term investments and deposits	115	172
Trade receivables	1,260	1,376
Other receivables	33	94
Derivatives	19	54
Other non-current assets	20	22
	1,774	2,138

Schedule of maximum credit exposure by geographical region
As of December 31
Carrying amount ($ millions)
2024	2023

South America	390	409
Europe	310	352
Asia	278	313
North America	187	196
Israel	75	80
Other	20	26
	1,260	1,376

Schedule of aging of debts and impairment losses
As of December 31
2024		2023
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,150	1	1,258	(3)
Past due up to 3 months	79	(1)	102	(1)
Past due 3 to 12 months	35	(5)	27	(7)
Past due over 12 months	22	(21)	2	(2)
	1,286	(26)	1,389	(13)

Schedule of allowance of doubtful accounts
2024	2023
$ millions	$ millions

Balance as of January 1	13	8
Additional allowance	16	5
Changes due to translation differences	(3)	-
Balance as of December 31	26	13

Schedule of liquidity risk
As of December 31, 2024
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	276	282	-	-	-
Trade payables	1,002	1,002	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,058	185	546	792	1,276
	3,492	1,625	546	792	1,276
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	11	11	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	7	3	4	-	-
	18	14	4	-	-
As of December 31, 2023
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	283	300	-	-	-
Trade payables	912	912	-	-	-
Other current liabilities	180	180	-	-	-
Long-term debt, debentures and others	2,445	666	599	653	1,339
	3,820	2,058	599	653	1,339
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	4	4	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	10	3	7	-	-
	14	7	7	-	-

Schedule of interest rate profile
As of December 31
2024	2023
$ millions	$ millions

Fixed rate instruments
Financial assets	387	387
Financial liabilities	(1,508)	(2,017)
	(1,121)	(1,630)
Variable rate instruments
Financial assets	49	49
Financial liabilities	(791)	(682)
	(742)	(633)

Schedule of sensitivity analysis for variable rate instruments
As of December 31, 2024
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions

SWAP instruments
Changes in Israeli Shekel interest	14.8	7.0	(6.8)	(13.3)

Schedule of terms of derivative financial instruments used to hedge interest risk
As of December 31, 2024
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	(3)	206	2025-2034	2.4%

As of December 31, 2023
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	(5)	344	2024-2034	2.4-4.74%

Schedule of sensitivity analysis non-derivative financial instruments
As of December 31,
Impact on profit (loss)
2024	2023
$ millions	$ millions

Non-derivative financial instruments
US Dollar/Euro	(54)	(82)
US Dollar/Israeli Shekel	73	70
US Dollar/British Pound	(1)	2
US Dollar/Brazilian Real	-	31
US Dollar/Chinese Yuan	-	21

Schedule of market risk sensitivity analysis
As of December 31, 2024
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions

US Dollar/Brazilian Real
Forward transactions	1	1	(1)	(2)

US Dollar/Israeli Shekel
Forward transactions	(66)	(34)	40	83
Forward transactions hedge accounting	(31)	(17)	15	33
SWAP	(17)	(9)	10	21

US Dollar/British Pound
Options	(3)	(2)	2	4

Euro/ US Dollar
Forward transactions	18	9	(8)	(15)
Options	4	2	(2)	(3)

Schedule of terms of derivative financial instruments used to economically hedge foreign currency risk
As of December 31, 2024
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US Dollar/Israeli Shekel	(1)	808	3.7
Euro/US Dollar	2	177	1.1
US Dollar/Brazilian Real	-	18	6.0
British Pound/Euro	-	115	1.2
British Pound/US Dollar	-	8	1.2
Euro/Chinese Yuan Renminbi	-	14	7.7
Other	-	12	-
Forward contracts hedge accounting
US Dollar/Israeli Shekel	2	320	3.7
Currency and interest SWAPs
US Dollar/Israeli Shekel	(3)	206	3.7
Put options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	1	40	1.1
US Dollar/Japanese Yen	-	5	152.0
British Pound/US Dollar	-	12	1.2
Call options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	40	1.1
US Dollar/Japanese Yen	-	5	152.0
British Pound/US Dollar	-	12	1.2

As of December 31, 2023
Carrying amount	Stated amount	Average exchange rate
$ millions

Forward contracts
US Dollar/Israeli Shekel	35	735	3.7
Euro/US Dollar	5	12	1.1
US Dollar/Brazilian Real	-	14	5.0
British Pound/US Dollar	-	8	1.2
Euro/Chinese Yuan Renminbi	(1)	82	7.7
Other	-	54	293.9
Forward contracts hedge accounting
US Dollar/Israeli Shekel	6	345	3.7
Currency and interest SWAPs
US Dollar/Israeli Shekel	(5)	344	3.7
Put options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	45	1.1
US Dollar/Japanese Yen	-	5	140.7
British Pound/US Dollar	-	12	1.2
Call options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	45	1.1
US Dollar/Japanese Yen	-	5	140.7
British Pound/US Dollar	-	12	1.2

Schedule of linkage terms of monetary balances
As of December 31, 2024
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	55	20	9	2	69	151	21	327
Short term investments and deposits	108	1	-	-	-	6	-	115
Trade receivables	545	224	39	37	297	81	37	1,260
Other receivables	-	18	2	4	5	-	4	33
Other non-current assets	9	5	-	1	5	-	-	20
Total financial assets	717	268	50	44	376	238	62	1,755
Short-term debt	163	148	12	50	6	3	2	384
Trade payables	196	201	24	408	103	61	9	1,002
Other current liabilities	43	52	6	32	13	9	1	156
Long term debt, debentures and others	802	784	8	275	13	24	3	1,909
Other non-current liabilities	7	33	-	-	-	-	1	41
Total financial liabilities	1,211	1,218	50	765	135	97	16	3,492
Total non-derivative financial instruments, net	(494)	(950)	-	(721)	241	141	46	(1,737)
Derivative instruments:
Forward transactions	-	177	8	808	18	-	141	1,152
Forward transactions hedge accounting	-	-	-	320	-	-	-	320
Cylinder	-	40	12	-	-	-	5	57
SWAPS – US dollar into Israeli shekel	-	-	-	206	-	-	-	206
Total derivative instruments	-	217	20	1,334	18	-	146	1,735
Net exposure	(494)	(733)	20	613	259	141	192	(2)

As of December 31, 2023
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	78	10	15	2	65	230	20	420
Short term investments and deposits	163	1	-	-	-	5	3	172
Trade receivables	523	261	58	66	355	78	35	1,376
Other receivables	50	22	1	14	1	1	5	94
Other non-current assets	10	4	-	1	7	-	-	22
Total financial assets	824	298	74	83	428	314	63	2,084
Short-term debt	483	143	24	199	6	3	-	858
Trade payables	194	225	33	308	91	57	4	912
Other current liabilities	42	82	3	27	14	11	1	180
Long term debt, debentures and others	808	689	12	269	19	28	4	1,829
Other non-current liabilities	1	39	-	-	1	-	-	41
Total financial liabilities	1,528	1,178	72	803	131	99	9	3,820
Total non-derivative financial instruments, net	(704)	(880)	2	(720)	297	215	54	(1,736)
Derivative instruments:
Forward transactions	-	12	8	735	14	-	136	905
Forward transactions hedge accounting	-	-	-	345	-	-	-	345
Cylinder	-	45	12	-	-	-	5	62
SWAPS – US dollar into Israeli shekel	-	-	-	344	-	-	-	344
Total derivative instruments	-	57	20	1,424	14	-	141	1,656
Net exposure	(704)	(823)	22	704	311	215	195	(80)

Schedule of fair value of financial instruments
As of December 31, 2024		As of December 31, 2023
Carrying amount	Fair value	Carrying amount	Fair value
$ millions		$ millions

Loans bearing fixed interest (1)	287	271	337	306
Debentures bearing fixed interest
Marketable (2)	909	845	1,208	1,118
Non-marketable (3)	47	47	196	194
	1,243	1,163	1,741	1,618

Schedule of hierarchy of fair value
Level 2	As of December 31, 2024	As of December 31, 2023
	$ millions	$ millions

Derivatives designated as economic hedge, net	1	39
Derivatives designated as cash flow hedge, net	-	1
	1	40